Segments - Summary of Operating Segments (Detail) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022
Disclosure of Operating Segments [Line Items]
External revenues		$ 615,300,254	$ 628,539,367
Total revenues		615,300,254	628,539,367	[1]
Depreciation and amortization		115,327,084	118,564,551	[1]
Operating income		125,975,990	126,185,361
Interest income		6,644,562	3,112,308	[1]
Interest expense		32,294,735	30,940,340	[1]
Income tax		29,112,504	35,657,332	[1]
Equity interest in net income (loss) of associated companies		(3,731,486)	48,014
Net profit (loss) attributable to equity holders of the parent continues operations		58,048,606	59,778,075	[1]
Net profit attributable to equity holders of the parent discontinued operations		0	2,671,630	[1]
Net profit (loss) attributable to equity holders of the parent		58,048,606	62,449,705
Assets by segment		1,592,142,075	1,630,303,568		$ 1,618,099,344
Plant, property and equipment, net		605,775,298	624,738,341
Revalued of assets		27,812,945	39,658,170
Goodwill		146,593,836	143,330,328		141,121,365
Trademarks, net		2,732,409	2,924,187
Licenses and rights, net		100,482,069	112,920,618
Investments in associated companies		16,010,740	3,142,178
Liabilities by segments		1,167,597,954	1,198,747,154		$ 1,180,270,071
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues		183,326,820	173,172,999
Intersegment revenues		7,282,073	6,693,842
Total revenues		190,608,893	179,866,841
Depreciation and amortization		19,854,926	19,630,572
Operating income		62,193,205	56,239,177
Interest income		19,632,757	13,450,786
Interest expense		20,369,944	18,595,453
Income tax		22,039,911	21,757,834
Equity interest in net income (loss) of associated companies		(3,797,172)	34,540
Net profit (loss) attributable to equity holders of the parent continues operations			53,728,501
Net profit (loss) attributable to equity holders of the parent		28,946,397	53,728,501
Assets by segment		1,030,522,792	1,050,721,746
Plant, property and equipment, net		46,104,250	49,659,959
Goodwill		26,450,092	23,296,674
Trademarks, net		109,232	106,771
Licenses and rights, net		10,751,301	10,870,850
Investments in associated companies		21,458,537	3,750,083
Liabilities by segments		651,378,535	633,866,917
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues		63,385,410	59,941,741
Intersegment revenues		12,447,157	12,078,536
Total revenues		75,832,567	72,020,277
Depreciation and amortization		10,661,824	9,815,473
Operating income		9,478,594	9,804,633
Interest income		1,090,456	555,563
Interest expense		5,442,770	2,043,815
Income tax		(145,184)	1,730,732
Equity interest in net income (loss) of associated companies		28,384	22,459
Net profit (loss) attributable to equity holders of the parent continues operations			(1,981,977)
Net profit (loss) attributable to equity holders of the parent		(4,035,727)	(1,981,977)
Assets by segment		237,903,064	208,717,113
Plant, property and equipment, net		145,781,937	128,057,776
Goodwill		215,381	215,381
Trademarks, net		95,212	126,442
Licenses and rights, net		98,630	112,302
Investments in associated companies		574,192	544,058
Liabilities by segments		230,678,142	190,971,198
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues		120,643,031	123,960,091
Intersegment revenues		3,342,344	2,517,238
Total revenues		123,985,375	126,477,329
Depreciation and amortization		32,948,124	32,355,992
Operating income		18,413,105	18,586,084
Interest income		3,318,180	1,713,993
Interest expense		19,273,742	17,643,103
Income tax		654,368	(107,876)
Equity interest in net income (loss) of associated companies		24,249	10,642
Net profit (loss) attributable to equity holders of the parent continues operations			4,110,728
Net profit (loss) attributable to equity holders of the parent		4,346,285	4,110,728
Assets by segment		388,792,356	401,470,870
Plant, property and equipment, net		152,498,377	156,556,259
Revalued of assets			0
Goodwill		29,800,253	31,068,497
Trademarks, net		1,221
Licenses and rights, net		33,300,938	37,967,828
Investments in associated companies		49,427	86,784
Liabilities by segments		322,742,258	294,931,188
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues	[2]	25,589,086	31,364,649
Intersegment revenues	[2]	37,453	(76,302)
Total revenues	[2]	25,626,539	31,288,347
Depreciation and amortization	[2]	7,138,235	7,573,737
Operating income	[2]	836,693	2,662,681
Interest income	[2]	486,484	612,437
Interest expense	[2]	1,474,895	2,199,390
Income tax	[2]	(2,325,567)	1,532,415
Equity interest in net income (loss) of associated companies	[2]	(2,815)	(528)
Net profit (loss) attributable to equity holders of the parent continues operations	[2]		848,256
Net profit (loss) attributable to equity holders of the parent	[2]	(143,764)	848,256
Assets by segment	[2]	81,116,527	133,019,538
Plant, property and equipment, net	[2]	39,540,047	62,710,762
Revalued of assets	[2]		0
Goodwill	[2]	201,265	2,295,155
Licenses and rights, net	[2]	12,018,537	15,372,115
Investments in associated companies	[2]	(12,872)	(22,937)
Liabilities by segments	[2]	46,077,687	73,669,413
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues		45,573,769	55,577,412
Intersegment revenues		246,029	284,947
Total revenues		45,819,798	55,862,359
Depreciation and amortization		9,687,040	10,016,934
Operating income		7,317,594	11,232,978
Interest income		645,925	504,971
Interest expense		2,489,576	1,969,055
Income tax		835,905	2,250,229
Net profit (loss) attributable to equity holders of the parent continues operations			5,057,140
Net profit (loss) attributable to equity holders of the parent		3,180,166	5,057,140
Assets by segment		114,451,892	105,867,593
Plant, property and equipment, net		49,660,991	46,760,727
Revalued of assets		7,990,278	8,647,734
Goodwill		9,134,535	12,742,478
Licenses and rights, net		8,156,321	9,134,619
Liabilities by segments		58,557,943	55,487,418
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues		40,784,677	40,900,522
Intersegment revenues		50,594	56,598
Total revenues		40,835,271	40,957,120
Depreciation and amortization		7,705,756	7,973,246
Operating income		8,582,308	5,750,496
Interest income		1,620,722	633,511
Interest expense		1,222,209	702,871
Income tax		3,330,258	1,775,276
Net profit (loss) attributable to equity holders of the parent continues operations			4,290,589
Net profit (loss) attributable to equity holders of the parent		6,476,390	4,290,589
Assets by segment		92,960,971	83,344,448
Plant, property and equipment, net		29,654,941	32,923,637
Revalued of assets			6,691,780
Goodwill		4,620,773	4,680,898
Trademarks, net		570
Licenses and rights, net		3,339,628	4,593,871
Liabilities by segments		40,753,768	35,050,731
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues	[3]	32,815,550	35,271,222
Intersegment revenues	[3]	73,754	131,015
Total revenues	[3]	32,889,304	35,402,237
Depreciation and amortization	[3]	7,774,150	8,217,529
Operating income	[3]	4,826,064	6,760,634
Interest income	[3]	466,514	274,680
Interest expense	[3]	933,496	811,202
Income tax	[3]	1,314,679	1,808,111
Equity interest in net income (loss) of associated companies	[3]	(645)
Net profit (loss) attributable to equity holders of the parent continues operations	[3]		4,283,706
Net profit (loss) attributable to equity holders of the parent	[3]	3,191,646	4,283,706
Assets by segment	[3]	90,174,355	85,906,325
Plant, property and equipment, net	[3]	40,204,241	38,481,018
Revalued of assets	[3]		0
Goodwill	[3]	6,290,086	6,323,205
Licenses and rights, net	[3]	4,967,979	3,803,556
Investments in associated companies	[3]	21,139	24,894
Liabilities by segments	[3]	34,556,739	31,004,610
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues		28,317,264	29,352,658
Intersegment revenues		899,205	1,465,986
Total revenues		29,216,469	30,818,644
Depreciation and amortization		5,272,622	5,357,477
Operating income		6,309,274	6,657,361
Interest income		1,147,198	406,424
Interest expense		1,229,509	754,293
Income tax		1,535,248	2,279,688
Net profit (loss) attributable to equity holders of the parent continues operations			3,727,793
Net profit (loss) attributable to equity holders of the parent		4,365,631	3,727,793
Assets by segment		103,282,962	102,864,039
Plant, property and equipment, net		36,373,908	42,377,462
Revalued of assets			1,592,140
Goodwill		14,186,723	14,186,723
Trademarks, net		199,664	241,987
Licenses and rights, net		9,112,039	10,773,291
Liabilities by segments		49,060,210	53,039,683
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues		74,864,647	78,998,073
Total revenues		74,864,647	78,998,073
Depreciation and amortization		15,611,301	17,256,032
Operating income		12,140,762	12,976,982
Interest income		307,387	156,211
Interest expense		1,432,444	979,499
Income tax		2,300,165	2,573,925
Equity interest in net income (loss) of associated companies		16,513	(19,099)
Net profit (loss) attributable to equity holders of the parent continues operations			9,529,969
Net profit (loss) attributable to equity holders of the parent		8,535,407	9,529,969
Assets by segment		147,490,187	149,230,066
Plant, property and equipment, net		67,032,522	68,193,484
Revalued of assets		19,822,667	22,726,516
Goodwill		55,694,728	48,521,317
Trademarks, net		2,326,510	2,448,987
Licenses and rights, net		18,736,696	20,292,186
Investments in associated companies		18,463	21,536
Liabilities by segments		92,192,262	95,495,024
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues		(24,378,609)	(23,151,860)
Total revenues		(24,378,609)	(23,151,860)
Depreciation and amortization		(1,326,894)	(367,559)
Operating income		(4,121,609)	(4,485,665)
Interest income		(22,071,061)	(15,196,268)
Interest expense		(21,573,850)	(14,758,341)
Income tax		(427,279)	56,998
Net profit (loss) attributable to equity holders of the parent continues operations			(23,816,630)
Net profit (loss) attributable to equity holders of the parent		3,186,175	(23,816,630)
Assets by segment		(694,553,031)	(690,838,170)
Plant, property and equipment, net		(1,075,916)	(982,743)
Investments in associated companies		(6,098,146)	(1,262,240)
Liabilities by segments		$ (358,399,590)	$ (264,769,028)

[1]	Restated for discontinued operations.
[2]	Restated for discontinued operations for the nine-month period ended September 30, 2022 ClaroVTR.
[3]	Restated for discontinued operations for the nine-month period ended September 30, 2022 (Panama disposal).